Themes US Infrastructure ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 0.5%
Cavco Industries, Inc. (a)	6	$2,607
Champion Homes, Inc. (a)	48	3,005
		5,612

Industrial Products - 31.8%(b)
AGCO Corp.	56	5,777
Argan, Inc.	12	2,646
Astec Industries, Inc.	19	792
Atkore, Inc.	32	2,258
AZZ, Inc.	25	2,362
Caterpillar, Inc.	151	58,620
Crane Co.	43	8,165
Deere & Co.	101	51,358
Donaldson Co., Inc.	104	7,212
Dover Corp.	117	21,438
Emerson Electric Co.	422	56,265
Enpro, Inc.	17	3,256
Gibraltar Industries, Inc. (a)	25	1,475
Graco, Inc.	140	12,036
Greenbrier Cos., Inc.	25	1,151
Helios Technologies, Inc.	28	934
IDEX Corp.	64	11,236
Janus International Group, Inc. (a)	117	952
Lindsay Corp.	9	1,298
Mueller Industries, Inc.	97	7,709
Mueller Water Products, Inc. - Class A	130	3,125
Oshkosh Corp.	56	6,358
SPX Technologies, Inc. (a)	37	6,204
Terex Corp.	56	2,615
Trinity Industries, Inc.	69	1,864
Valmont Industries, Inc.	17	5,552
Vontier Corp.	132	4,871
Watts Water Technologies, Inc. - Class A	24	5,901
Westinghouse Air Brake Technologies Corp.	144	30,146
Xylem, Inc.	207	26,778
Zurn Elkay Water Solutions Corp.	124	4,535
		354,889

Industrial Services - 42.1%(b)
AECOM	113	12,753
API Group Corp. (a)	173	8,832
Applied Industrial Technologies, Inc.	32	7,438
Arcosa, Inc.	41	3,555
Comfort Systems USA, Inc.	30	16,086
Construction Partners, Inc. - Class A (a)	39	4,145
CSX Corp.	1,528	49,859
DXP Enterprises, Inc./TX (a)	11	964
Dycom Industries, Inc. (a)	24	5,865
EMCOR Group, Inc.	38	20,326
Fastenal Co.	976	40,992
Fluor Corp. (a)	145	7,434
Granite Construction, Inc.	37	3,460
Great Lakes Dredge & Dock Corp. (a)	55	671
Herc Holdings, Inc.	24	3,161
IES Holdings, Inc. (a)	17	5,036
Jacobs Solutions, Inc.	103	13,539
MRC Global, Inc. (a)	72	987
MSC Industrial Direct Co., Inc. - Class A	37	3,146
MYR Group, Inc. (a)	13	2,359
Norfolk Southern Corp.	193	49,402
NV5 Global, Inc. (a)	48	1,108
Quanta Services, Inc.	125	47,260
Radius Recycling, Inc.	22	653
Ryder System, Inc.	37	5,883
Sterling Infrastructure, Inc. (a)	25	5,768
Tetra Tech, Inc.	231	8,307
Tutor Perini Corp. (a)	37	1,731
Union Pacific Corp.	197	45,326
United Rentals, Inc.	56	42,190
Verra Mobility Corp. (a)	139	3,529
WESCO International, Inc.	37	6,852
WW Grainger, Inc.	40	41,610
		470,227

Materials - 23.1%
Advanced Drainage Systems, Inc.	57	6,547
Alcoa Corp.	220	6,492
Apogee Enterprises, Inc.	19	771
ATI, Inc. (a)	119	10,274
Boise Cascade Co.	32	2,778
Carlisle Cos., Inc.	37	13,816
Carpenter Technology Corp.	41	11,332
Century Aluminum Co. (a)	44	793
Cleveland-Cliffs, Inc. (a)	401	3,048
Commercial Metals Co.	100	4,891
CRH PLC	494	45,349
Eagle Materials, Inc.	28	5,659
Kaiser Aluminum Corp.	13	1,039
Knife River Corp. (a)	45	3,674
Martin Marietta Materials, Inc.	52	28,546
Nucor Corp.	196	25,390
Owens Corning	73	10,039
Reliance, Inc.	46	14,439
Ryerson Holding Corp.	22	475
Simpson Manufacturing Co., Inc.	37	5,746
Steel Dynamics, Inc.	119	15,233
Trex Co., Inc. (a)	91	4,949
UFP Industries, Inc.	52	5,167
United States Lime & Minerals, Inc.	9	898
Vulcan Materials Co.	113	29,473
Worthington Steel, Inc.	28	835
		257,653

Oil & Gas - 0.1%
DNOW, Inc. (a)	91	1,349

Retail & Wholesale - Discretionary - 1.9%
BlueLinx Holdings, Inc. (a)	8	595
Builders FirstSource, Inc. (a)	96	11,202
Pool Corp.	32	9,328
		21,125

Software & Technology Services - 0.0%(c)
Amentum Holdings, Inc. (a)	6	144

Utilities - 0.3%
Southwest Gas Holdings, Inc.	49	3,645
TOTAL COMMON STOCKS (Cost $1,069,891)		1,114,644

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	1,721	1,721
TOTAL SHORT-TERM INVESTMENTS (Cost $1,721)		1,721

TOTAL INVESTMENTS - 100.0% (Cost $1,071,612)		1,116,365
Other Assets in Excess of Liabilities - 0.0% (e)		125
TOTAL NET ASSETS - 100.0%		$1,116,490
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes US Infrastructure ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,114,644	–	–	1,114,644
Money Market Funds	1,721	–	–	1,721
Total Investments	1,116,365	–	–	1,116,365

Refer to the Schedule of Investments for further disaggregation of investment categories.